Derivative Instrument - Summary of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Current derivative financial assets		₩ 307,732	₩ 289,603
Non-current derivative financial assets		692,662	728,421
Current derivative financial liabilities		18,379	44,994
Non-current derivative financial liabilities		433,855	387,757
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		234,199	224,218	₩ 822,994
Net income effects of transaction gain (loss)		89,659	224,685	84,082
Other comprehensive income (loss)	[1]	(8,518)	(65,052)	(40,460)
Currency forward | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		18,019	648
Non-current derivative financial assets		0	17,432
Current derivative financial liabilities		4,755	32,660
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		510	(20,570)	33,066
Net income effects of transaction gain (loss)		34,216	(2,710)	33,032
Other comprehensive income (loss)	[1]	0	0	0
Currency swap
Derivative [Line Items]
Current derivative financial assets		274,782	236,470
Non-current derivative financial assets		527,701	589,300
Current derivative financial liabilities		6,867	6,319
Non-current derivative financial liabilities		287,824	328,995
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		269,795	155,937	787,264
Net income effects of transaction gain (loss)		38,282	234,195	61,353
Other comprehensive income (loss)	[1]	(11,411)	(102,969)	(59,108)
Currency swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		196,013	102,080
Non-current derivative financial assets		347,689	410,540
Current derivative financial liabilities		6,867	6,319
Non-current derivative financial liabilities		264,260	302,415
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		181,342	(77,618)	420,551
Net income effects of transaction gain (loss)		(1,244)	104,572	16,265
Other comprehensive income (loss)	[1]	0	0	0
Currency swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		78,769	134,390
Non-current derivative financial assets		180,012	178,760
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		23,564	26,580
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		88,453	233,555	366,713
Net income effects of transaction gain (loss)		39,526	129,623	45,088
Other comprehensive income (loss)	[1]	(11,411)	(102,969)	(59,108)
Interest rate swap
Derivative [Line Items]
Current derivative financial assets		12,124	52,485
Non-current derivative financial assets		129,570	81,188
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		48,238	2,735
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(16,377)	66,341	18,123
Net income effects of transaction gain (loss)		10,400	(6,800)	(10,303)
Other comprehensive income (loss)	[1]	2,893	37,917	18,648
Interest rate swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		12,124	52,485
Non-current derivative financial assets		129,570	81,188
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		48,238	2,735
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(16,377)	66,341	18,123
Net income effects of transaction gain (loss)		10,400	(6,800)	(10,303)
Other comprehensive income (loss)	[1]	0	0	0
Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0	0
Non-current derivative financial assets		0	0
Current derivative financial liabilities		0	0
Non-current derivative financial liabilities		0	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		0	0	0
Net income effects of transaction gain (loss)		0	0	0
Other comprehensive income (loss)	[1]	2,893	37,917	18,648
Others | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets	[2],[3]	2,807	0
Non-current derivative financial assets	[2],[3]	35,391	40,501
Current derivative financial liabilities	[2],[4]	6,757	6,015
Non-current derivative financial liabilities	[2],[4]	97,793	56,027
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(19,729)	22,510	(15,459)
Net income effects of transaction gain (loss)		6,761	0	0
Other comprehensive income (loss)	[1]	₩ 0	₩ 0	₩ 0

[1]	For the years ended December 31, 2021, 2022 and 2023, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦15,778 million, ￦24,415 million and ￦3,654 million, net of tax, are included in other comprehensive loss, respectively.
[2]	The Company recorded the fair value of derivatives in accordance with the shareholders’ agreement of its associate, Hyundai Green Power Co., Ltd., as other derivatives. In addition, the fair value of the derivatives regarding the power sales agreement of its subsidiary, Elara Energy Project, LLC, were recorded as other derivatives.
[3]	The Company recorded the fair value of derivatives regarding the Power Purchase Agreement (“PPA”) of its subsidiary Columboola Solar Farm Hold Co Pty., Ltd. as other derivatives.
[4]	In relation to the agreement to purchase hybrid securities issued by Samcheok Eco Materials Co., Ltd., an associate of the Company, the Company has recognized as other derivative liabilities the fair value of ￦18,752 million for its performance obligation to the underwriter of the bonds. In addition, the Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recorded the related fair value of ￦5,986 million (prior year : ￦6,197 million) as other derivative liabilities.